Schedule of Segment Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 515,348
Cost of revenues	(276,042)
Other Income	1,185
Administrative expenses	(1,279,513)
Other expenses	(56,711)
Net income (or loss) before taxation	(1,095,733)
Total assets	1,283,345	1,447,738
Total liabilities	1,459,919	$ 1,464,002
BVI [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues
Cost of revenues
Other Income
Administrative expenses	(333,914)
Other expenses	(47)
Net income (or loss) before taxation	(333,961)
Total assets
Total liabilities	353,440
MALAYSIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	515,348
Cost of revenues	(276,042)
Other Income	1,185
Administrative expenses	(945,599)
Other expenses	(56,664)
Net income (or loss) before taxation	(761,772)
Total assets	1,283,345
Total liabilities	$ 1,106,479